PREPAID EXPENSES (Tables)	12 Months Ended
Sep. 30, 2019
PREPAID EXPENSES
Schedule of Prepaid Expenses

	2019	2018

Prepaid insurance	$524,257	$381,098
Other deposits and prepaid expenses	91,228	89,056

Balance	$615,485	$470,154